Accounts payable - Summary of trade and other payables (Detail) - HKD ($)	Dec. 31, 2021	Dec. 31, 2020
Trade and other payables [abstract]
Clients' payables	$ 146,917	$ 138,747
Payables to clearing house and brokers	8,590,241	1,311,748
Clients' monies held on trust (Note 15)	146,283,760	200,535,707
Accounts payable	$ 155,020,918	$ 201,986,202